12. LEASE LIABILITIES	24 Months Ended
Dec. 31, 2020
Notes
12. LEASE LIABILITIES

12.   LEASE LIABILITIES

$
Balance, December 31, 2018	-
Recognized on adoption of IFRS 16	68,253
Finance cost	5,144
Lease payments	(52,007)
Balance, December 31, 2019	21,390
Finance cost	726
Lease payments	(22,116)
Balance, December 31, 2020	-